Note 1 - Basis of Presentation and Capitalization - 10Q (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Sep. 30, 2012 Director [Member]	Jan. 25, 2013 Consideration [Member]	Jan. 25, 2013 Satisfaction [Member]	Sep. 30, 2012 Parent Company [Member]	Sep. 30, 2012 Micro and Small Cap Stocks [Member]
Note 1 - Basis of Presentation and Capitalization - 10Q (Details) [Line Items]
Common Stock, Shares, Issued (in Shares)	89,016,988		89,016,988		26,567,193	20,446,704			29,450,000	10,000,000
Common Stock, Value, Issued (in Dollars)	$ 1,780,000		$ 1,780,000		$ 531,000	$ 409,000			$ 8,800,000	$ 5,000,000
Subordinated Debt					1,000,000	100,000		1,000,000		2,800,000
High Net Worth Clients	39,000		39,000		39,000
Number of Securities							5,800					5,000
Net Income (Loss) Attributable to Parent	805,000	661,000	1,258,000	(2,109,000)	(1,937,000)	(4,713,000)
Cumulative Earnings (Deficit)					(5,378,000)
Liabilities	11,686,000		11,686,000		19,480,000	17,826,000					7,800,000
Convertible Notes Payable					5,000,000
Repayments of Convertible Debt					4,200,000
Convertible Notes Payable, Current								$ 1,800,000